Revision of Third Quarter 2025 - Unaudited - Schedule of Company’s Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
As Previously Reported [Member]
Schedule of Company’s Condensed Consolidated Statements of Cash Flows [Line Items]
Net loss	$ (22,192)	$ (27,256)
(Gain) Loss on change in fair value of related party convertible debt		(198)
Supplemental noncash financing information: Assumption of net liabilities of Northview		(12,346)
Adjustment [Member]
Schedule of Company’s Condensed Consolidated Statements of Cash Flows [Line Items]
Net loss	(3,898)	(3,898)
(Gain) Loss on change in fair value of related party convertible debt		3,898
Supplemental noncash financing information: Assumption of net liabilities of Northview		3,946
As Corrected [Member]
Schedule of Company’s Condensed Consolidated Statements of Cash Flows [Line Items]
Net loss	$ (26,090)	(31,154)
(Gain) Loss on change in fair value of related party convertible debt		3,700
Supplemental noncash financing information: Assumption of net liabilities of Northview		$ (8,400)